UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   19785 Village Office Court
           Suite 101
           Bend, OR  97702


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bend, OR                           2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      382,103
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADMINISTAFF INC                COMMON         007094105    31220  1323450 SH       SOLE                1323450      0    0
AMBASSADORS GROUP INC          COMMON         023177108     6364   479937 SH       SOLE                 479937      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    10468  1493272 SH       SOLE                1493272      0    0
AMERICAN WOODMARK CORP         COMMON         030506109     9933   504736 SH       SOLE                 504736      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    51867  3019007 SH       SOLE                3019007      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     3329  1201761 SH       SOLE                1201761      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    20610  5367140 SH       SOLE                5367140      0    0
CASH STORE FINANCIAL           COMMON         14756F103    14665  1403475 SH       SOLE                1403475      0    0
CGI GROUP INC                  COMMON         39945C109    17732  1307654 SH       SOLE                1307654      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     1478   108109 SH       SOLE                 108109      0    0
COMERICA INC                   COMMON         200340107     8512   287857 SH       SOLE                 287857      0    0
COMMERCIAL VEHICLE GROUP INC   COMMON         202608105     6600  1101773 SH       SOLE                1101773      0    0
CPI INTL INC                   COMMON         12618M100    13966  1054840 SH       SOLE                1054840      0    0
DESTINATION MATERNITY          COMMON         25065D100     7603   400151 SH       SOLE                 400151      0    0
DRESS BARN INC                 COMMON         261570105    25680  1112149 SH       SOLE                1112149      0    0
KENEXA CORPORATION             COMMON         488879107    26558  2038230 SH       SOLE                2038230      0    0
MAIDENFORM BRANDS INC          COMMON         560305104    11450   686056 SH       SOLE                 686056      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1365    80836 SH       SOLE                  80836      0    0
OBAGI MEDICAL PRODUCTS INC     COMMON         67423R108     2196   183027 SH       SOLE                 183027      0    0
PANTRY INC DEL                 COMMON         698657103     6817   501644 SH       SOLE                 501644      0    0
REGIS CORPORATION              COMMON         758932107    32639  2096249 SH       SOLE                2096249      0    0
RTS BUILDERS FIRSTSOURCE INC   COMMON         12008R115     2116  8647133 SH       SOLE                8647133      0    0
RURAL METRO CORP               COMMON         781748108    15971  2661752 SH       SOLE                2661752      0    0
TNS INC                        COMMON         872960109    19169   746185 SH       SOLE                 746185      0    0
WEBSENSE INC                   COMMON         947684106    33795  1935547 SH       SOLE                1935547      0    0


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